Simplify National Muni Bond ETF
Schedule of Investments
September 30,2025 (Unaudited)
1
Principal Value
Municipal Bonds – 87.9%
California – 7.9%
Long Beach Unified School District California Election of 2016 GO Bonds, Series C,
4.00%, 8/1/2053(a) ...................................................... $ 2,500,000 $ 2,346,812
San Diego Unified School District 2020 GO Bonds Dedicated Unlimited Ad Valorem
Property Tax Bonds Election of 2012, Series M-2, 3.00%, 7/1/2050(a) .............. 1,980,000 1,492,147
3,838,959
District of Columbia – 4.3%
Washington Metropolitan Area Transit Authority Second Lien Dedicated RB, Series 2024A,
5.25%, 7/15/2059 ....................................................... 2,000,000 2,105,787
Florida – 4.2%
Miami-Dade County Florida Aviation RB, Series 2025A (NON-AMT), 5.50%, 10/1/2055 .. 1,930,000 2,040,329
Hawaii – 4.3%
State of Hawaii Airports System RB, Series 2025A, 5.25%, 7/1/2051 ................. 2,000,000 2,096,175
Massachusetts – 2.7%
Massachusetts School Building Authority Subordinated Dedicated Sales Tax Bonds 2025,
Series A, 5.50%, 2/15/2055 ................................................ 1,200,000 1,304,911
Nevada – 4.4%
Las Vegas Valley Water District Nevada GO Limited Tax Additionally Secured by Snwa
Pledged Revenues Water Improvement Bonds, Series 2025A, 5.25%, 6/1/2055 ...... 2,000,000 2,123,937
New York – 17.7%
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds,
Fiscal 2022 Series B, 3.00%, 8/1/2048 ....................................... 3,000,000 2,242,010
New York State Thruway Authority State Personal Income Tax Revenue Green Bonds,
Series 2025B, 5.00%, 3/15/2055 ............................................ 2,000,000 2,074,081
New York State Thruway Authority State Personal Income Tax Revenue Green Bonds,
Series 2025B, 5.00%, 3/15/2059 ............................................ 1,500,000 1,550,700
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels Payroll Mobility Tax
Senior Lien Green Bonds, Series 2024B, 4.13%, 5/15/2054 ...................... 1,000,000 930,920
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels Sales Tax RB, Series
2022A, 4.00%, 5/15/2057 ................................................. 2,000,000 1,787,734
8,585,445
North Carolina – 4.2%
North Carolina Turnpike Authority Triangle Expressway System Senior Lien Turnpike
Revenue Bonds, Series 2024A, 5.00%, 1/1/2058 ............................... 2,000,000 2,049,673
Pennsylvania – 16.0%
City of Philadelphia Pennsylvania Gas Works RB Seventeenth Series 1998 General
Ordinance Consisting of Gas Works RB Seventeenth, Series A, 5.25%, 8/1/2054 ..... 1,500,000 1,573,019
Pennsylvania Economic Development Financing Authority RB Villanova University Project,
Series 2024, 4.00%, 8/1/2054 .............................................. 2,410,000 2,183,314
Pennsylvania Higher Educational Facilities Authority University of Pennsylvania Health
System Health System RB, Series 2025, 5.50%, 8/15/2055 ...................... 2,000,000 2,154,050
Pennsylvania Turnpike Commission Turnpike RB, Series A of 2025, 4.13%, 12/1/2050 ... 2,000,000 1,855,953
7,766,336
Texas – 18.5%
Carrollton-Farmers Branch Independent School District Dallas and Denton Counties Texas
Unlimited Tax School Building Bonds, Series 2023, 4.00%, 2/15/2053 .............. 2,380,000 2,143,031
Cities Of Dallas and Fort Worth Texas Dallas Fort Worth International Airport Joint
Revenue Refunding and Improvement Bonds Series 2025A-1 (AMT), 5.50%, 11/1/2050 1,000,000 1,060,104
Georgetown Independent School District a Political Subdivision of the State of Texas
Located in Williamson County Unlimited Tax School Building and Refunding Bonds
Series 2025, 5.25%, 2/15/2055 ............................................. 2,000,000 2,131,955
Lamar Consolidated Independent School District Texas Unlimited Tax Schoolhouse and
Refunding Bonds, Series 2024, 4.00%, 2/15/2054 .............................. 2,000,000 1,820,636

Simplify National Muni Bond ETF
Schedule of Investments
(Continued)
September 30,2025 (Unaudited)
2
Principal Value
Municipal Bonds (continued)
Texas (continued)
New Caney Independent School District A Political Subdivision of the State of Texas
Located In Montgomery and Harris Counties Texas Unlimited Tax School Building
Bonds, Series 2024, 4.00%, 2/15/2054 ....................................... $ 2,000,000 $ 1,817,677
8,973,403
Virginia – 3.7%
Hampton Roads Transportation Accountability Commission Hampton Roads
Transportation Fund Senior Lien RB, Series 2022, 4.00%, 7/1/2057(a) ............. 2,000,000 1,827,580
Total Municipal Bonds (Cost $41,697,401) .......................................... 42,712,535
Shares
Money Market Fund – 13.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(b)
(Cost $6,381,081) ....................................................... 6,381,081 6,381,081
Number of
Contracts Notional Amount
Purchased Options – 0.5%
Calls – Exchange-Traded – 0.4%
S&P 500 Index, October Strike Price $6,775, Expires 10/01/25 ........... 36 24,390,000 270
S&P 500 Index, October Strike Price $6,670, Expires 10/03/25 ........... 9 6,003,000 37,350
S&P 500 Index, October Strike Price $6,790, Expires 10/06/25 ........... 23 15,617,000 3,968
S&P 500 Index, October Strike Price $6,690, Expires 10/08/25 ........... 9 6,021,000 37,350
S&P 500 Index, October Strike Price $6,725, Expires 10/10/25 ........... 10 6,725,000 32,450
S&P 500 Index, October Strike Price $6,725, Expires 10/17/25 ........... 11 7,397,500 59,290
170,678
Puts – Exchange-Traded – 0.1%
Nasdaq 100 Index, October Strike Price $22,550, Expires 10/10/25(c) ...... 2 4,510,000 2,400
Russell 2000 Index, October Strike Price $2,240, Expires 10/08/25(c) ...... 25 5,600,000 2,125
Russell 2000 Index, October Strike Price $2,215, Expires 10/10/25(c) ...... 25 5,537,500 2,750
Russell 2000 Index, October Strike Price $2,230, Expires 10/10/25(c) ...... 25 5,575,000 3,000
S&P 500 Index, October Strike Price $6,360, Expires 10/03/25 ........... 40 25,440,000 5,900
S&P 500 Index, October Strike Price $6,400, Expires 10/06/25 ........... 28 17,920,000 7,350
S&P 500 Index, October Strike Price $6,350, Expires 10/08/25 ........... 44 27,940,000 15,400
S&P 500 Index, October Strike Price $6,100, Expires 10/10/25(c) ......... 8 4,880,000 1,800
S&P 500 Index, October Strike Price $6,140, Expires 10/10/25(c) ......... 8 4,912,000 2,000
SPDR Gold Shares, October Strike Price $324, Expires 10/10/25(c) ....... 252 8,164,800 3,024
SPDR Gold Shares, October Strike Price $328, Expires 10/10/25(c) ....... 251 8,232,800 4,141
49,890
Total Purchased Options (Cost $281,283) ............................................ 220,568
Total Investments – 101.5%
(Cost $48,359,765) ............................................................ $ 49,314,184
Liabilities in Excess of Other Assets – (1.5)% ......................................... (724,670)
Net Assets – 100.0% ............................................................ $ 48,589,514

Simplify National Muni Bond ETF
Schedule of Investments
(Continued)
September 30,2025 (Unaudited)
3
Value
Number of
Contracts Notional Amount
Written Options – (0.1)%
Puts – Exchange-Traded – (0.1)%
Nasdaq 100 Index, October Strike Price $23,550, Expires 10/10/25 ........ (2) $ (4,710,000) $ (7,710)
Russell 2000 Index, October Strike Price $2,340, Expires 10/08/25 ........ (25) (5,850,000) (7,750)
Russell 2000 Index, October Strike Price $2,315, Expires 10/10/25 ........ (25) (5,787,500) (7,875)
Russell 2000 Index, October Strike Price $2,330, Expires 10/10/25 ........ (25) (5,825,000) (10,250)
S&P 500 Index, October Strike Price $6,400, Expires 10/10/25 ........... (8) (5,120,000) (5,280)
S&P 500 Index, October Strike Price $6,440, Expires 10/10/25 ........... (8) (5,152,000) (6,520)
SPDR Gold Shares, October Strike Price $334, Expires 10/10/25 ......... (252) (8,416,800) (7,056)
SPDR Gold Shares, October Strike Price $338, Expires 10/10/25 ......... (251) (8,483,800) (11,421)
(63,862)
Total Written Options (Premiums Received $98,460) .................................... $ (63,862)
(a) Securities with an aggregate market value of $4,191,521 have been pledged as collateral for options as of September 30, 2025.
(b) Rate shown reflects the 7-day yield as of September 30, 2025.
(c) Held in connection with Written Options.
Portfolio Abbreviations:
AMT : Alternative Minimum Tax (subject to)
RB : Revenue Bond
Summary of Investment Type††
Investment Categories % of Net Assets
Municipal Bonds .............................................................................. 87.9%
Money Market Fund ........................................................................... 13.1%
Purchased Options ............................................................................ 0.5%
Total Investments ............................................................................. 101.5%
Liabilities in Excess of Other Assets ............................................................... (1.5)%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.